--------------------------------------------------------------------------------
BAT SUBSIDIARY, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------
               PRINCIPAL
  RATING*       AMOUNT                                                    VALUE
(UNAUDITED)     (000)           DESCRIPTION                             (NOTE 1)
--------------------------------------------------------------------------------
                       LONG-TERM INVESTMENTS--115.5%
                       MORTGAGE PASS-THROUGHS
               $ 11    Federal National Mortgage
                         Association, 9.50%, 7/01/20 ............  $    11,553
                                                                   -----------
                       MULTIPLE CLASS MORTGAGE
                       PASS-THROUGHS--14.9%
                       Federal National Mortgage
                         Association, REMIC Pass-
                         Through Certificates,
              3,683      Trust 1992-129, Class 129-J,
                           7/25/20 ................................  3,526,473
              1,444      Trust 1993-193, Class 193-E,
                           9/25/23 (I) ............................    768,425
                111      Trust 1993-193, Class 193-PC,
                           9/25/23 ................................    107,394
              1,177      Trust 1993-212, Class 212-SA,
                           11/25/08 (ARM) .........................  1,182,452
              2,599      Trust 1993-223, Class 223-PT
                           10/25/23 (I) ...........................    381,416
              1,000      Trust 1994-13, Class 13-SM,
                           2/25/09 (ARM) ..........................  1,022,390
              1,012      Trust 1994-37, Class 37-SC,
                           3/25/24 (ARM) ..........................    993,430
              2,828++    Trust 1994-72, Class 72-L,
                           4/25/24 ................................  2,839,285
              2,500      Trust 1997-50, Class 50-HK,
                           8/25/27 (I) ............................    771,276
    AAA       2,000    New York City Mortgage Loan Trust,***
                         Series 1996, Class A2,
                         6/25/11 ..................................  2,108,750
                                                                   -----------
                                                                    13,701,291
                                                                   -----------
                      COMMERCIAL MORTGAGE-BACKED
                      SECURITIES--19.2%
                           Credit Suisse First Boston
                         Mortgage Securities Corp.,
    A-        1,000      Series 1995-AEW 1, Class C,
                           7.46%, 11/25/27 ........................  1,005,625
    AAA      28,505      Series 1997-C1, Class AX,
                           6/20/29 (I/O)*** .......................  2,834,467
    BBB       1,000    DLJ Mortgage Acceptance Corp.,
                         Series 1997-CF, Class B1,
                           7.91%, 4/15/07*** ......................  1,037,328
    AAA      19,873    First Union-Lehman Brothers--
                         Bank of America,
                         Series 1998-C2, Class IO,
                           5/18/28 (I/O) ..........................    816,079
    AAA       1,000++  GMAC Commercial Mortgages
                         Securities Inc., Series 1998-C2,
                         Class A2, 6.42%, 8/15/08 .................  1,039,223
    AAA       1,000    Goldman Sachs Mortgage
                         Securities Corp.,
                         Series 1996-PL, Class A2,
                           7.41%, 2/15/27 .........................  1,068,661
    AAA         809    LTC Commercial Mortgage Corp.,***
                         Series 1996-1, Class A,
                           7.06%, 4/15/28 .........................    828,860
                       Merrill Lynch Mortgage Investors Inc.,
                         Multiclass Mortgage
                         Pass-Through Certificates,
    BBB       1,000      Series 1995-C1, Class D,
                           8.08%, 5/25/15 .........................  1,031,265
    BBB         500      Series 1996-C1, Class D,
                           7.42%, 4/25/28 .........................    494,525
    AAA      11,867      Series 1997-C2, Class IO,
                           12/10/29 (I/O) .........................    868,644
    AAA      20,591    Morgan (J.P.) Commercial
                       Mortgage Finance Corp.,***
                       Commercial Mortgage
                       Pass-Through Certificates,
                       Series 1997-C5, Class X,
                         9/15/29 (I/O) ............................  1,712,981
                       Morgan Stanley Capital 1 Inc.,
                        Commercial Mortgage
                       Pass-Through Certificates,
  BBB        1,000          Series 1995-GAL1,*** Class D,
                          8.25%, 8/15/27 ..........................  1,025,405
  AAA        3,562      Series 1997-HF1,*** Class X,
                          6/15/17 (I/O) ...........................    321,565
  AA           450    Salomon Brothers Mortgage
                        Securities Corp.,***
                        Multiclass Mortgage
                        Pass-Through Certificates,
                        Series 1997-TZH, Class A1,
                          7.15%, 3/25/25 ..........................    465,972
  AAA        2,635    Sears Mortgage Securities Corp.,
                        Series 1993-7, Class S3,
                          9.91%, 4/25/08 (ARM) ....................  2,672,863
  AAA          500    Structured Asset Securities Corp.,
                      Series 1996-CFL, Class B,
                        6.30%, 2/25/28 ............................    503,532
                                                                   -----------
                                                                    17,726,995
                                                                   -----------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
             PRINCIPAL
  RATING*     AMOUNT                                                    VALUE
(UNAUDITED)   (000)           DESCRIPTION                             (NOTE 1)
--------------------------------------------------------------------------------
                      CORPORATE BONDS--18.2%
                      FINANCE & BANKING--10.7%
   A3   $    1,000@   American Savings Bank,***
                        6.63%, 2/15/06 ..........................  $ 1,017,803
    A        1,487    Equitable Life Assurance
                        Society USA, Zero Coupon,
                        6/01/99-12/01/05*** .....................    1,049,474
    A        1,000    Lehman Brothers Holdings, Inc.,
                        6.75%, 9/24/01 ..........................    1,008,624
    BB+      1,000    Macsaver Financial Services Inc.,
                        7.88%, 8/01/03 ..........................      790,000
    BBB+     1,900    PaineWebber Group Inc.,
                        7.88%, 2/15/03 ..........................    2,008,148
                      Salomon Smith Barney, Inc.,
    Aa3      1,000     6.75%, 1/15/06 ...........................    1,032,260
    Aa3      1,425     7.98%, 3/01/00 ...........................    1,464,359
    A-       1,485    Transamerica Finance Corp.,
                       6.75%, 6/01/00 ...........................    1,504,424
                                                                   -----------
                                                                     9,875,092
                                                                   -----------
                      INDUSTRIALS--2.9%
    AA      1,000@@   TCI Communications, Inc.,
                        8.25%, 1/15/03 ...........................   1,097,400
    Baa2    2,092     Union Pacific Corp.,***
                        Zero Coupon,
                        5/01/99 - 5/01/05 ........................   1,531,297
                                                                   -----------
                                                                     2,628,697
                                                                   -----------
                      UTILITIES--2.3%
    A       1,000     AlltelCorp.,
                        7.50%, 3/01/06 ............................  1,099,700
    BBB-    1,000     NRG Energy, Inc,***
                        7.63%, 2/01/06 ............................  1,031,000
                                                                   -----------
                                                                     2,130,700
                                                                   -----------
                      YANKEE--2.3%
    BBB-    1,000     Empresa Electric Guacolda SA,***
                        7.95%, 4/30/03 ............................    917,674
    BBB+      200     Empresa Electric Pehuhuenche,
                        7.30%, 5/01/03 ............................    184,252
    A-      1,000++   Israel Electric Corp. Ltd.,***
                      7.25%, 12/15/06 .............................  1,005,930
                                                                     2,107,856
                                                                   -----------
                      Total corporate bonds ....................... 16,742,345
                                                                   -----------

                      ASSET-BACKED SECURITIES--1.8%
    AAA        800    Chase Credit Card Master Trust,
                        Series 1997-5, 6.19%, 8/15/05 .............    817,361
    N/R        431    Global Rated Eligible Asset Trust,
                        Series 1998-A, Class A-1,
                        7.33%, 3/15/06**/*** ......................    298,943
    N/R        899    Structured Mortgage Asset
                        Residential Trust,
                        Series 1997-3,
                        8.57%, 4/15/06**/*** ......................    497,595
                                                                   -----------
                                                                     1,613,899
                                                                   -----------
                      STRIPPED MORTGAGE-BACKED
                       SECURITIES--5.9%
                      Collateralized Mortgage Obligation Trust,
    AAA        753      Trust 26, Class A, 4/23/17 (P/O)655,771
    AAA         61      Trust 29, Class A, 5/23/17 (P/O)49,914
                      Federal Home Loan Mortgage Corp.,
             1,500      Series 1543, Class 1543-VU,
                          4/15/23 (I/O) ...........................    469,338
             1,179      Series 1946, Class 1946-N,
                          10/15/08 (P/O) ..........................  1,051,422
                      Federal National Mortgage
                        Association,
             1,406      Trust 1993-225, Class 225-ME,
                          11/25/23 (P/O) ..........................    664,335
             6,755      Trust 1997-84, Class 84-PJ
                          1/25/08 (I/O) ...........................  1,726,068
               524      Trust 1997-85, Class 85-LE,
                          10/25/23 (P/O) ..........................    492,404
             3,486      Trust 1998-62, Class EI,
                          11/25/28 (I/O) ..........................    346,416
                                                                   -----------
                                                                     5,455,668
                                                                   -----------
                      U.S. GOVERNMENT
                       SECURITIES--1.2%
             1,095      Small Business Administration,
                          Series 1998-P10, Class 10A,
                          6.12%, 2/01/08 ..........................  1,113,219
                                                                   -----------
                        ZERO COUPON BONDS--46.8%
            12,407      Aid to Israel,
                          2/15/05 - 8/15/05 .......................  9,065,730
                        Government Trust Certificates,
             5,220        Class 2F, 5/15/05 .......................  3,796,871
            13,760        Class T-1, 5/15/05 ...................... 10,051,818
            18,000+     U.S. Treasury Strips,
                          11/15/05 ................................ 12,986,280
            10,000      Vanguard Prime Money Market Strip,
                          12/31/04 ................................  7,243,000
                                                                   -----------
                                                                    43,143,699
                                                                   -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
             PRINCIPAL
  RATING*     AMOUNT                                                    VALUE
(UNAUDITED)   (000)           DESCRIPTION                             (NOTE 1)
--------------------------------------------------------------------------------
                       TAXABLE  MUNICIPAL BONDS--6.9%
    AAA    $ 1,000      Alameda County California
                          Pension Obligation,
                          Zero Coupon, 12/01/05 ...................  $ 673,110
    AAA      1,000      Alaska Energy Power
                          Authority Revenue,
                          Zero Coupon, 7/01/05 ....................    766,820
    AAA      1,466      Kern County California
                          Pension Obligation,
                          Zero Coupon, 2/15/99 - 8/15/05 ..........  1,075,025
                        Long Beach California
                          Pension Obligation,
    AAA      1,475        Zero Coupon, 3/01/99 - 9/01/05 ..........  1,079,816
    AAA        500        7.09%, 9/01/09                               547,960
                        Los Angeles County California
                          Pension Obligation,
    AAA        440        Zero Coupon, 6/30/99 - 6/30/05 ..........    361,315
    AAA      1,000        6.77%, 6/30/05 ..........................    678,630
    AAA      1,000        8.62%, 6/30/06 ..........................  1,178,620
                                                                   -----------
                                                                     6,361,296
                                                                   -----------
            NOTIONAL
             AMOUNT
             (000)
           _________
                         CALL OPTIONS PURCHASED--0.6%
           $15,000       Interest Rate Swap,
                           5.60% over 3 month LIBOR,
                           expires 8/07/00
                           (cost $206,250) .......................     510,602
                                                                   -----------
                         Total long-term investments
                           (cost $97,291,191) .................... 106,380,567
                                                                   -----------
           PRINCIPAL
            AMOUNT
             (000)
           _________
                        SHORT TERM INVESTMENT--3.1%
                        Discount Notes
           $2,900       Federal Home Loan Bank,
                          4.60%, 1/4/99
                          (Cost $2,898,960)                          2,898,960
                                                                   -----------
                       Total investments before
                       outstanding call options
                       written and investments
                       sold short
                       (cost $100,190,151)                         109,279,527
                                                                   -----------

                      CALL OPTIONS WRITTEN--(0.6%)
          $24,000     Interest Rate Swap,
                       3 month LIBOR over 5.50%,
                       expires 8/10/99
                      (premium received $147,000)                  $  (532,896)
                                                                   -----------
          PRINCIPAL
           AMOUNT
            (000)
          _________
                      INVESTMENTS SOLD SHORT--(9.8%)
                      U.S. Treasury Bonds,
           $5,000      6.13%, 11/15/27                              (5,596,850)
            3,000      6.38%, 8/15/27                               (3,448,110)
                                                                    ----------
                     Total investments sold short
                       (proceeds $8,711,446)                       (9,044,960)
                                                                    ----------
                     Total investments, net of
                      outstanding call options
                      written and investments
                      sold short--108.2%
                      (cost $$91,331,705)                           99,701,671
                    Liabilities in excess of other
                      assets--(8.2%)                                (7,568,461)
                                                                    ----------

                    NET ASSETS--100%                               $92,133,210
                                                                   ===========
---------------
   * Using the higher of Standard & Poor's or Moody's rating.
  ** Illiquid securities representing 0.7% of portfolio assets.
 *** Security restricted as to resale.
   + Partial  principal  amount  pledged as  collateral  for reverse  repurchase agreements. See Note 4.
  ++ Entire  principal  amount  pledged as  collateral  for  reverse  repurchase agreements. See Note 4.
   @ Partial  principal  amount  pledged as  collateral  for  financial  futures transactions.
  @@ Entire principal amount pledged as collateral for financial futures transactions.

--------------------------------------------------------------------------------
                                KEY TO ABBREVIATIONS
     ARM   -- Adjustable Rate Mortgage.
     CMO   -- Collateralized Mortgage Obligation.
     I     -- Denotes a CMO with Interest only characteristics.
     I/O   -- Interest Only. LIBOR -- London InterBank Offer Rate.
     P/O   -- Principal Only.
     REMIC -- Real Estate Mortgage Investment Conduit.

--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
BAT SUBSIDIARY, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------
ASSETS
Investments, at value
  (cost $100,190,151) (Note 1) ..................................  $109,279,527
Cash ............................................................        51,094
Deposits with brokers as
  collateral for investment sold short (Note 1) .................     9,203,750
Interest receivable .............................................       693,112
Unrealized appreciation on interest rate swaps
  (Notes 1 and 3) ...............................................        81,656
                                                                   ------------
                                                                    119,309,139
                                                                   ------------

LIABILITIES
Reverse repurchase agreements (Note 4) ..........................    17,190,000
Investment sold short, at value
  (proceeds $8,711,446) (Note 1) ................................     9,044,960
Call option written, at value
  (premium received $147,000) (Notes 1 and 3) ...................       532,896
Interest payable ................................................       236,661
Due to broker-variation margin ..................................         6,593
Due to parent (Note 2) ..........................................       164,819
                                                                   ------------
                                                                     27,175,929
                                                                   ------------
NET ASSETS ......................................................  $ 92,133,210
                                                                   ============

Net assets were comprised of:
  Common stock, at par (Note 5) .................................     $  95,107
  Paid-in capital in excess of par ..............................    82,201,572
                                                                   ------------
                                                                     82,296,679
  Undistributed net investment income ...........................       531,542
  Accumulated net realized gain .................................       860,503
  Net unrealized appreciation ...................................     8,444,486
                                                                   ------------
  Net assets, December 31, 1998 .................................  $ 92,133,210
                                                                   ============
Net asset value per share:
  ($92,133,210 / 9,510,667 shares of
  common stock issued and outstanding) ..........................        $ 9.69
                                                                         ======

See Notes to Financial Statements.


--------------------------------------------------------------------------------
BAT SUBSIDIARY, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 31, 1998
(COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1998
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
Income
  Interest earned (net of premium amortization
    of $13,625 and net of interest
    expense of $254,256) ........................................     $ 696,361
                                                                    -----------
Operating expenses
  Investment advisory ...........................................        76,284
  Administration ................................................        15,257
  Custodian .....................................................         7,000
  Audit .........................................................         5,000
  Directors .....................................................         3,000
  Miscellaneous .................................................        29,403
                                                                    -----------
    Total operating expenses ....................................       135,944
                                                                    -----------
Net investment income before excise tax .........................       560,417
  Excise tax ....................................................        28,875
                                                                    -----------
Net investment income ...........................................       531,542
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 3)
Net realized gain on:
  Investments and ...............................................       267,399
  Futures .......................................................       593,104
                                                                    -----------
                                                                        860,503
                                                                    -----------
Net change in unrealized appreciation (depreciation) on:
  Investments ...................................................     9,089,376
  Options written ...............................................      (385,896)
  Futures .......................................................        (7,136)
  Short sales ...................................................      (333,514)
  Interest rateswaps ............................................        81,656
                                                                    -----------
 ................................................................     8,444,486
                                                                    -----------
Net gain on investments .........................................     9,304,989
                                                                    -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .....................................   $ 9,836,531
                                                                    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
BAT SUBSIDIARY, INC.
STATEMENT OF CASH FLOWS
FOR THE PERIOD OCTOBER 31, 1998
(COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH
Cash flows used for operating activities:
  Interest received .............................................     $ 271,130
  Interest expense paid .........................................       (17,595)
  Purchases of short-term
    portfolio investments, net ..................................    (3,105,210)
  Purchases of long-term portfolio investments ..................  (102,159,040)
  Proceeds from disposition of long-term
    portfolio investments .......................................    87,279,248
  Variation margin on futures ...................................       592,561
                                                                   ------------
  Net cash flows used for operating
    activities ..................................................   (17,138,906)
                                                                   ------------
  Cash flows provided by financing activities:
Increase in reverse repurchase agreements .......................    17,190,000
                                                                   ------------
  Net increase in cash ..........................................        51,094
  Cash at beginning of period ...................................            --
                                                                   ------------
  Cash at end of period .........................................  $     51,094
                                                                   ============

RECONCILIATION OF NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS TO NET CASH FLOWS
USED FOR OPERATING ACTIVITIES
Net increase in net assets resulting
  from operations ...............................................  $  9,836,531
                                                                   ------------
Increase in investments .........................................   (17,677,859)
Net realized gain ...............................................      (860,503)
Increase in unrealized appreciation .............................    (8,444,486)
Increase in interest receivable .................................      (693,112)
Increase in deposits with brokers for
  investments sold short ........................................    (9,203,750)
Increase in unrealized appreciation of
  interest rate swap ............................................       (81,656)
Increase in due to broker-variation
  margin ........................................................         6,593
Increase in payable for investments sold short ..................     9,044,960
Increase in call option written .................................       532,896
Increase in interest payable ....................................       236,661
Increase in due to parent .......................................       164,819
                                                                   ------------
  Total adjustments .............................................   (26,975,437)
                                                                   ------------
Net cash flows used for operating activities ....................  $(17,138,906)
                                                                   ============
Non-cash funding activity:
  Transfer of assets from
    BAT in exchange for shares issued ...........................   $ 82,296,679
                                                                   ============



--------------------------------------------------------------------------------
BAT SUBSIDIARY, INC.
STATEMENT OF CHANGES
IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE PERIOD
                                        OCTOBER 31, 1998
                                         (COMMENCEMENT
                                       OF OPERATIONS) TO
                                        DECEMBER 31, 1998
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS

Operations:

  Net investment income ..................   $ 531,542

  Net realized gain ......................     860,503


  Net change in unrealized
    appreciation .........................   8,444,486
                                           -----------


  Net increase in net assets
    resulting from operations ............   9,836,531

Transfer of assets from BAT in exchange
  for shares issued ......................  82,296,679
                                           -----------
Total increase ...........................  92,133,210


NET ASSETS

Beginning of period ......................          --
                                           -----------

End of period ............................ $92,133,210
                                           ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
BAT SUBSIDIARY, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              OCTOBER 31, 1998*
                                                                   THROUGH
                                                              DECEMBER 31, 1998
                                                              -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...........................   $ 8.65
                                                                   ------
  Net investment income (net of $0.03 of interest expense) .....     0.06
  Net realized and unrealized gain .............................     0.98
                                                                   ------
Net increase from investment operations ........................     1.04
                                                                   ------
Net asset value, end of period .................................   $ 9.69
                                                                   ======
TOTAL INVESTMENT RETURN+: ......................................    12.02%
                                                                   ======
RATIOS TO AVERAGE NET ASSETS:
Operating expenses** ...........................................     0.89%++
Net investment income ..........................................     3.50%++
SUPPLEMENTAL DATA:
Average net assets (in thousands) ..............................  $90,986

Portfolio turnover .............................................        3%
Net assets, end of period (in thousands) .......................  $92,133
Reverse repurchase agreements outstanding,
  end of period (in thousands) .................................  $17,190
Asset coverage++ ...............................................  $ 6,369

--------------------
   * Commencement of investment operations.
  ** The ratios of operating expenses, including interest expense, to average net assets was 2.57%++ for the period indicated above. The ratios of operating expenses, including interest expense and excise tax, to average net assets was 2.76%++ for the period indicated above.
   + This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of common stock at the current net asset value on the first day and a sale at the net asset value on the last day of the period reported. Total investment return for periods of less than one full year are not annualized.
  ++ Annualized.
 +++ Per $1,000 of reverse repurchase agreement outstanding.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BAT SUBSIDIARY, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1. ORGANIZATION &         BAT Subsidiary, Inc. (the Accounting "Trust") was
POLICIES                       incorporated  under  the  laws  of the  state  of
                               Maryland   on   August   10,   1998,   and  is  a

diversified, closed-end management investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of The BlackRock Advantage Term Trust Inc., ("BAT") incorporated under the laws of the state of Maryland and as such, is a wholly-owned subsidiary of BAT. The Trust's investment objective is to manage a portfolio of investment grade fixed income securities while providing cash flow definition to BAT. No assurance can be given that the Trust's investment objective will be achieved.

   The following is a summary of significant accounting policies followed by the Trust.

SECURITIES VALUATION: The Trust values mortgage-backed, asset backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships between securities, observed in the market and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades unless the Trust's Board of Directors determines that such price does not reflect its fair value, in which case it will be valued at its fair value as determined by the Trust's Board of Directors. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors.
   Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase is 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.
   In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option selling and purchasing is used by the Trust to effectively hedge positions so that changes in interest rates do not change the duration of the portfolio unexpectedly. In general, the Trust uses options to hedge a long or short position or an overall portfolio that is longer or shorter than the benchmark security. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at anytime or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a position or a portfolio against price declines if a portfolio is long. In the same sense, call options can be purchased to hedge a portfolio that is shorter than its benchmark against price changes. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.
   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Trust does not anticipate non-performance by any counterparty.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust can effectively "hedge" more volatile positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

   The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is also at risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market. In addition, since futures are used to shorten or lengthen a portfolio's duration, there is a risk that the portfolio may have temporarily performed better without the hedge or that the Trust may lose the opportunity to realize appreciation in the market price of the underlying positions.

SHORT SALES: The Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of purchasing the right to buy a security, the purchaser of the swap option has the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, bears the market risk of an unfavorable change in the value of the swap contract underlying the written option. Interest rate swap options may be used as part of an income producing strategy reflecting the view of the Trust's management on the direction of interest rates.

SECURITIES LENDING: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust. The Trust did not engage in securities lending during the year ended December 31, 1998.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount and amortizes premium on securities purchased using the interest method.

TAXES: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. Therefore, no federal income tax provision is required. As part of its tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.


NOTE 2. AGREEMENTS             The Trust has an  Investment  Advisory  Agreement
                               with BlackRock Financial  Management,  Inc., (the
"Adviser"), a wholly owned corporate subsidiary of BlackRock Advisors, Inc., which is an indirect majority-owned subsidiary of PNC Bank, N.A., and an Administration Agreement with Prudential Investments Fund Management, LLC ("PIFM"), an indirect, wholly-owned subsidiary of The Prudential Insurance Co. of America.

The Trust reimburses the BAT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of the BAT.


NOTE 3. PORTFOLIO              Purchases  and sales of invest- ment  securities,
SECURITIES                     other  than  short-term  investments  and  dollar
                               rolls,  for the period  ended  December  31, 1998
aggregated $102,159,040 and $3,263,175, respectively.

   The Trust may invest up to 85% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities"). At December 31, 1998, the Trust held 15.5% of its portfolio assets in restricted securities.

   The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears) or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc. could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

   The federal income tax basis of the Trust's investments at December 31, 1998 was $100,192,943 and, accordingly, net unrealized appreciation for federal income tax purposes was $9,086,584 (gross unrealized appreciation--$10,345,400; gross unrealized depreciation--$1,258,816).

   Details of open financial futures contracts at December 31, 1998 are as follows:

                                          VALUE AT     VALUE AT     UNREALIZED
NUMBER OF                  EXPIRATION      TRADE     DECEMBER 31,  APPRECIATION
CONTRACTS      TYPE           DATE         DATE          1998     (DEPRECIATION)
--------  ---------------   --------   -----------   -----------  --------------
           Long Position:
   110     30-yr. T-bond    Mar 1999   $14,340,026   $14,055,937    $(284,089)
           Short Position:
  (229)    10-yr. T-note    Mar 1999    27,563,734    27,286,781      276,953
                                                                    ---------
                                                                    $  (7,136)
                                                                    =========

   Details of open interest rate swaps at December 31, 1998 are as follows:

 NOTIONAL                    FIXED/                                 UNREALIZED
  AMOUNT                    FLOATING        FLOATING  TERMINATION  APPRECIATION
  (000)        TYPE           RATE            RATE        DATE    (DEPRECIATION)
--------  --------------   -------------  ----------- ------------ -------------
$36,375    Interest Rate      6.365%      3 Mo. LIBOR    7/27/00    $1,322,846
  5,000    Floating Rate    3 Mo. T-Bill
                            + 80.25 bps   3 Mo. LIBOR    9/10/03       (24,000)
  5,000    Floating Rate    3 Mo. T-Bill
                            + 81.75 bps   3 Mo. LIBOR    9/10/03       (19,166)
(25,000)   Interest Rate      6.421%      3 Mo. LIBOR    7/27/01    (1,198,024)
                                                                   -----------
                                                                      $ 81,656
                                                                   ===========

NOTE 4. BORROWINGS             REVERSE  REPURCHASE  AGREEMENTS:  The  Trust  may
                               enter into  reverse  repurchase  agreements  with
qualified, third party broker-dealers as determined by and under the direction of the Trust's Board of Directors. Interest on the value of reverse repurchase agreements issued and outstanding will be based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, the value of which at least equals the principal amount of the reverse repurchase transactions including accrued interest.

   The average daily balance of reverse repurchase agreements outstanding during the period ended December 31, 1998 was approximately $3,111,770 at a weighted average interest rate of approximately 5.42%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the period ended
December 31, 1998 was $20,270,407 as of November 30, 1998 which was 16.7% of total assets.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

The Trust did not enter into dollar rolls during the year ended December 31, 1998.


NOTE 5. CAPITAL                There  are 200  million  shares of $.01 par value
                               common  stock  authorized.  BAT  owned all of the
9,510,667 shares outstanding at December 31, 1998.

--------------------------------------------------------------------------------
                              BAT SUBSIDIARY, INC.
                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Shareholder and Board of Directors of
BAT Subsidiary, Inc.:

We have audited the accompanying statement of assets and liabilities of BAT Subsidiary, Inc. (the "Trust"), a wholly-owned subsidiary of the Blackrock Advantage Term Trust Inc., including the portfolio of investments, as of December 31, 1998, and the related statements of operations and of cash flows and financial highlights for the period October 31, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BAT Subsidiary, Inc. as of December 31, 1998, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the respective stated period, in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP

Deloitte & Touche, LLP

New York, New York
February 12, 1999

BLACKROCK

DIRECTORS
Laurence D. Fink, CHAIRMAN
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
James Grosfeld
James Clayburn La Force, Jr.
Walter F. Mondale
Ralph L. Schlosstein

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Scott Amero, VICE PRESIDENT
Keith T. Anderson, VICE PRESIDENT
Michael C. Huebsch, VICE PRESIDENT
Robert S. Kapito, VICE PRESIDENT
Richard M. Shea, VICE PRESIDENT/TAX
Henry Gabbay, TREASURER
James Kong, ASSISTANT TREASURER
Karen H. Sabath, SECRETARY

INVESTMENT ADVISER
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154
(800) 227-7BFM

ADMINISTRATOR
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171
(800) 699-1BFM

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of any securities.



                              BAT SUBSIDIARY, INC.
                 c/o Prudential Investments Fund Management LLC
                              Gateway Center Three
                               100 Mulberry Street
                              Newark, NJ 07102-4077
                                 (800) 227-7BFM

[graphic] Printed on recycled paper




BAT SUBSIDIARY, INC.
--------------------------------------------------------------------------------
ANNUAL REPORT
DECEMBER 31, 1998